Investment in Non-Marketable Securities	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investment In Non-marketable Securities
Investment in Non-Marketable Securities

6. INVESTMENT IN NON-MARKETABLE SECURITIES

The Company invested in Unreserved Sdn Bhd with the investment amount of $863,592 (MYR3,500,000), which approximated 20% of the equity interest of Unreserved Sdn Bhd and is accounted for under the equity method of accounting. On March 10, 2019 Unreserved Sdn Bhd issued additional common stock for working capital. As the Company did not subscribe for the additional common stock, the Company’s equity interest in investee company was diluted from approximately 20.0% to approximately 17.86%. Effective from March 10, 2019, the Company discontinued equity accounting on the investee company. The Company also ceased control over the operations of the investee company on the same date. Accordingly, the investment in investee company was reclassified to investment in non-marketable securities.

Unreserved Sdn Bhd was incorporated in Malaysia with 2,500,000 ordinary shares authorized, issued and outstanding. Mr. Lim Hun Soon @ David Lim and Ms. Aniza Helina Akmi Karim are the directors of Unreserved Sdn Bhd. Mr. How Kok Choong was a director of the company from April 30, 2018 to March 27, 2019.

On March 2, 2020, the Company agreed to sell the 17.86% ownership interest in Unreserved Sdn Bhd at the December 31, 2019 carrying value of $730,637 to Mr. How Kok Choong, the CEO and director of the Company. The Company received proceeds of $70,173, and had an amount due from director balance of $660,464 as at March 31, 2020.

In May 2020, the entire outstanding balance was settled as part of the consideration in a transaction which the Company had acquired the CEO’s ownership interest of Agape Superior Living Sdn. Bhd.

On April 3, 2019, the Company purchased a 5% of stock or 15,000,000 shares of common stock in Phoenix Plus Corp. for $1,500 at purchase price of $0.0001 per share.

Unreserved Sdn Bhd	As of March 31, 2020	As of December 31, 2019
Investment in non-marketable securities	$730,637	$730,637
Less: Sale of investment in non-marketable securities	(730,637)	-
Investment in non-marketable securities	$-	$730,637

Phoenix Plus Corporation
Cost of investment	$1,500	$1,500

Total investment in non-marketable securities	$1,500	$732,137

4. INVESTMENT IN NON-MARKETABLE SECURITIES

The Company invested in Unreserved Sdn Bhd with the investment amount of $863,592 (MYR3,500,000), which approximated 20% of the equity interest of Unreserved Sdn Bhd and is accounted for under the equity method of accounting. On March 10, 2019 Unreserved Sdn Bhd issued additional common stock for working capital. As the Company did not subscribe for the additional common stock, the Company’s equity interest in investee company was diluted from approximately 20.0% to approximately 17.86%. Effective from March 10, 2019, the Company discontinued equity accounting on the investee company. The Company also ceased control over the operations of the investee company on the same date. Accordingly, the investment in investee company was reclassified to investment in non-marketable securities.

Unreserved Sdn Bhd is incorporated in Malaysia with 2,500,000 ordinary shares authorized, issued and outstanding. Mr. Lim Hun Soon @ David Lim and Ms. Aniza Helina Akmi Karim are the directors of Unreserved Sdn Bhd. Mr. How Kok Choong was a director of the company from April 30, 2018 to March 27, 2019.

On March 2, 2020, the Company agreed to sell the 17.86% ownership interest in Unreserved Sdn Bhd at December 31, 2019 carrying value of $730,637 to Mr. How Kok Choong, the CEO and director of the Company.

On April 3, 2019, the Company purchased a 5% of stock or 15,000,000 shares of common stock in Phoenix Plus Corp. for $1,500 at purchase price of $0.0001 per share.

Unreserved Sdn Bhd	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Cost of investment	$-	$832,335	$832,335
Less: loss of equity of investee company	-	(124,225)	(98,140)
Add: gain on deemed disposal of shares in investee company	-	16,509	-
Investment in investee company	$-	$724,619	$734,195
Reclassify to investment in non-marketable securities	-	(724,619)	-
Investment in investee company	$-	$-	$-

Investment in non-marketable securities	$730,637	$724,619	$-

Phoenix Plus Corporation
Cost of investment	$1,500	$1,500	$1,500

Total investment in non-marketable securities	$732,137	$726,119	$-